Inventories (Tables)	9 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Schedule of inventories

The Company’s inventories consist of the following:

	December 31,		September 30,
	2012	2013	2014
			(unaudited)
Raw materials	$294	$634	$912
Work in progress	—	—	71
Finished goods	445	1,830	999
	$739	$2,464	$1,982